Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2025	2024

Government authorities	$74	$77
Prepaid expenses and others	826	1,018

	$900	$1,095